Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 29, 2022
Nature of Operations and Going Concern
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	$ 2,085,624
Cash	739,947
Net cash outflow from operating activities	11,469,396	$ 6,557,062
Net loss	(20,176,389)	(2,570,151)	$ (1,665,705)	$ (901,235)
Balances receivable	0
Percentage of ownership interest acquired					100.00%
Bophelo Bio Science and Wellness (Pty) Ltd.
Nature of Operations and Going Concern
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(2,085,624)
Cash	739,947
Net loss	$ (1,336,601)	(5,657,494)
2021 Audit
Nature of Operations and Going Concern
Net loss		$ (6,833,728)